TANGIBLE ASSETS - Reconciliation of Property, Plant and Equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	$ 2,884	$ 2,592
Additions
Impairment and derecognition of assets	6	0	$ 505
Ending balance	3,460	2,884	2,592
Assets pledged as security	$ 6	$ 7	$ 9
Capitalisation rate of borrowing costs eligible for capitalisation	4.96%	4.52%	5.60%
Mine development costs
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	$ 1,206	$ 1,135
Additions
Ending balance	1,494	1,206	$ 1,135
Mine infra- structure
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	1,023	973
Additions
Ending balance	969	1,023	973
Mineral rights and dumps
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	32	35
Additions
Ending balance	26	32	35
Exploration and evaluation assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	4	3
Additions
Ending balance	5	4	3
Assets under construction
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	507	380
Additions
Ending balance	840	507	380
Land and buildings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	112	66
Additions
Ending balance	126	112	66
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	9,120	10,136	11,367
Additions
- project capital	392	331	339
- stay-in-business capital	635	370	424
Finance costs capitalised	14	17	6
Disposals	30	27	17
Transfers and other movements	(389)	(1,883)	(544)
Transfer to assets and liabilities held for sale			(1,431)
Translation	(121)	176	(8)
Ending balance	9,621	9,120	10,136
Cost | Mine development costs
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	4,325	5,001	5,674
Additions
- project capital	68	64	43
- stay-in-business capital	274	180	208
Finance costs capitalised	0	0	0
Disposals	2	1	1
Transfers and other movements	140	(1,076)	(259)
Transfer to assets and liabilities held for sale			(660)
Translation	(107)	157	(4)
Ending balance	4,698	4,325	5,001
Cost | Mine infra- structure
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	3,953	3,776	4,212
Additions
- project capital	0	0	0
- stay-in-business capital	17	8	25
Finance costs capitalised	0	0	0
Disposals	23	26	16
Transfers and other movements	(207)	186	219
Transfer to assets and liabilities held for sale			(663)
Translation	(6)	9	(1)
Ending balance	3,734	3,953	3,776
Cost | Mineral rights and dumps
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	188	881	888
Additions
- project capital	0	0	0
- stay-in-business capital	0	1	1
Finance costs capitalised	0	0	0
Disposals	0	0	0
Transfers and other movements	0	(699)	1
Transfer to assets and liabilities held for sale			(9)
Translation	(3)	5	0
Ending balance	185	188	881
Cost | Exploration and evaluation assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	9	7	4
Additions
- project capital	5	1	1
- stay-in-business capital	0	0	2
Finance costs capitalised	0	0	0
Disposals	0	0	0
Transfers and other movements	(2)	2	0
Transfer to assets and liabilities held for sale			0
Translation	0	(1)	0
Ending balance	12	9	7
Cost | Assets under construction
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	533	405	512
Additions
- project capital	300	246	281
- stay-in-business capital	344	179	188
Finance costs capitalised	14	17	6
Disposals	0	0	0
Transfers and other movements	(320)	(320)	(489)
Transfer to assets and liabilities held for sale			(90)
Translation	(5)	6	(3)
Ending balance	866	533	405
Cost | Land and buildings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	112	66	77
Additions
- project capital	19	20	14
- stay-in-business capital	0	2	0
Finance costs capitalised	0	0	0
Disposals	5	0	0
Transfers and other movements	0	24	(16)
Transfer to assets and liabilities held for sale			(9)
Translation	0	0	0
Ending balance	126	112	66
Accumulated amortisation and impairments
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(6,236)	(7,544)	(7,986)
Additions
Amortisation for the year	417	530	609
Impairment and derecognition of assets	6		505
Disposals	(23)	(26)	(16)
Transfers and other movements	390	1,940	522
Transfer to assets and liabilities held for sale			1,003
Translation	85	(128)	15
Ending balance	(6,161)	(6,236)	(7,544)
Accumulated amortisation and impairments | Mine development costs
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(3,119)	(3,866)	(4,184)
Additions
Amortisation for the year	243	345	392
Impairment and derecognition of assets	0		243
Disposals	(1)	(1)	(1)
Transfers and other movements	79	1,208	455
Transfer to assets and liabilities held for sale			488
Translation	78	(117)	9
Ending balance	(3,204)	(3,119)	(3,866)
Accumulated amortisation and impairments | Mine infra- structure
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(2,930)	(2,803)	(2,911)
Additions
Amortisation for the year	166	179	215
Impairment and derecognition of assets	6		172
Disposals	(22)	(25)	(15)
Transfers and other movements	311	33	53
Transfer to assets and liabilities held for sale			422
Translation	4	(6)	5
Ending balance	(2,765)	(2,930)	(2,803)
Accumulated amortisation and impairments | Mineral rights and dumps
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(156)	(846)	(849)
Additions
Amortisation for the year	6	5	1
Impairment and derecognition of assets	0		0
Disposals	0	0	0
Transfers and other movements	0	699	(1)
Transfer to assets and liabilities held for sale			5
Translation	3	(4)	0
Ending balance	(159)	(156)	(846)
Accumulated amortisation and impairments | Exploration and evaluation assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(5)	(4)	(3)
Additions
Amortisation for the year	2	1	1
Impairment and derecognition of assets	0		0
Disposals	0	0	0
Transfers and other movements	0	0	0
Transfer to assets and liabilities held for sale			0
Translation	0	0	0
Ending balance	(7)	(5)	(4)
Accumulated amortisation and impairments | Assets under construction
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(26)	(25)	(27)
Additions
Amortisation for the year	0	0	0
Impairment and derecognition of assets	0		90
Disposals	0	0	0
Transfers and other movements	0	0	3
Transfer to assets and liabilities held for sale			88
Translation	0	(1)	1
Ending balance	(26)	(26)	(25)
Accumulated amortisation and impairments | Land and buildings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	0	0	(12)
Additions
Amortisation for the year	0	0	0
Impairment and derecognition of assets	0		0
Disposals	0	0	0
Transfers and other movements	0	0	12
Transfer to assets and liabilities held for sale			0
Translation	0	0	0
Ending balance	$ 0	$ 0	$ 0